Employee Benefits	12 Months Ended
Dec. 31, 2022
Retirement Benefits [Abstract]
Employee Benefits	Employee Benefits
PENSION PLANS
Certain employees and retirees participate in U.S. defined benefit pension plans sponsored by AIG that include participants from other affiliates of AIG (the “Pension Plans”). These plans are closed to new participants and current participants no longer earn benefits (i.e., the plans are frozen). As sponsor of these plans, AIG is ultimately responsible for maintenance of these plans in compliance with applicable laws.
Following the IPO, we have ceased to be a participating affiliate in, and do not have any liability with respect to, the Pension Plans. Prior to the IPO, we accounted for the Pension Plans as multiemployer benefit plans. Accordingly, we did not record an asset or liability to recognize the funded status of the Pension Plans. We recognized a liability only for any required contributions to the Pension Plans that were accrued and unpaid at the balance sheet date. The Company’s allocated share of AIG’s net pension credits recorded in the Consolidated Statements of Income (Loss) was $27 million, $52 million and $31 million for the years ended December 31, 2022, 2021 and 2020, respectively.
In addition, certain employees in Ireland participate in a defined benefit pension plan sponsored by the Company (the “Irish Plan”), registered with the Irish Pensions Board under the Pensions Act of 1990 in Ireland. The Irish Plan does not include participants from other affiliates of AIG and was closed to new participants after December 2005, and to future service accrual for active members after July 2017. Members with benefits under the Irish Plan are not required to contribute to it. The obligations and related net periodic benefit expense associated with the Irish Plan is included in the Consolidated Financial Statements. The projected benefit obligation recorded in the Consolidated Balance Sheets was $15 million and $25 million as of December 31, 2022 and 2021, respectively. The fair value of plan assets recorded in the Consolidated Balance Sheets was $22 million and $28 million as of December 31, 2022 and 2021, respectively.
POSTRETIREMENT PLANS
Prior to August 22, 2022, AIG provided postemployment medical and life benefits for certain retired employees (the “Benefits”). The Company’s share of other postretirement benefit expense recorded in the Consolidated Statements of Income (Loss) was $1 million, $3 million and $3 million for the years ended December 31, 2022, 2021 and 2020 respectively.
Since August 22, 2022, the Benefits are provided by Corebridge Parent with certain limited exceptions. The related projected benefit obligation recorded in the Consolidated Balance Sheet was $37 million as of December 31, 2022.
The Benefits are based upon the employee attaining the age of 55 and having a minimum of ten years of service, which was reduced to 5 years in 2019 for medical coverage only. Eligible employees who have medical coverage can enroll in retiree medical upon termination of employment. Medical benefits are contributory, while the life insurance benefits, which are closed to new employees, are generally non-contributory. Retiree medical contributions vary from none for pre-1989 retirees to actual premium payments reduced by certain subsidies for post-1992 retirees. These retiree contributions are subject to annual adjustments. Other cost sharing features of the medical plan include deductibles, coinsurance, Medicare coordination, and an employer subsidy for grandfathered employees only.
DEFINED CONTRIBUTION PLANS
Prior to August 22, 2022, employees participated in AIG’s qualified defined contribution plan that provided for contributions by employees, as well as an employer contribution. On August 22, 2022, participants’ accounts in the AIG plan were transferred to the Corebridge Financial Inc. Retirement Savings 401(k) Plan. The Company’s contributions relating to these plans were $76 million, $74 million and $72 million for the years ended December 31, 2022, 2021 and 2020, respectively.
In addition, the Company sponsors defined contribution plans for certain non-U.S. employees which also provide for contributions by employees, as well as an employer contribution. The Company’s contributions relating to these plans were $8 million, $8 million and $7 million for the years ended December 31, 2022, 2021 and 2020, respectively.